7. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule stock options under the Stock Option Plan
	2015	2014
Assumptions

Expected life	2.75 (yrs) - 3.5 (yrs)	2.75 (yrs) - 3.5 (yrs)

Expected volatility	41.69% - 45.52%	46.40% - 48.71%

Risk-free interest rate	0.67% - 1.57%	0.57% - 1.32%

Expected dividend yield	0.00%	0.00%

2009 Stock Option Plan
Plan Activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2014	2,315,000	$0.35
Granted	50,000	0.12
Exercised	––	––
Expired	(674,500)	0.49
Balance as of December 31, 2014	1,690,500	$0.29
Granted	1,155,000	0.49
Exercised	(256,500)	0.36
Expired	(52,500)	0.16
Balance as of December 31, 2015	2,536,500	$0.38

Schedule stock options under the Plan
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.18 to 0.25	2,115,000	2.55	$0.25	1,421,250	$0.22
$0.48 to 1.85	421,500	0.41	$1.03	226,500	$0.07
$0.18 to 1.85	2,536,500	2.96	$0.38	1,647,750	$0.29

Directors Plan
Plan Activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2014	270,000	0.31
Granted	60,000	0.13
Exercised	––	––
Expired	(165,000)	––
Balance as of December 31, 2014	165,000	0.24
Granted	105,000	0.87
Exercised	(30,000)	0.31
Expired	(15,000)	0.41
Balance as of December 31, 2015	225,000	$0.51

Schedule stock options under the Plan
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.12-0.14	45,000	3.3	$0.13	45,000	$0.13

$0.16-0.20	30,000	2.0	$0.18	30,000	$0.18

$0.25-0.26	30,000	1.3	$0.26	30,000	$0.26

$0.35-0.36	15,000	.6	$0.36	15,000	$0.36

$0.18-1.20	105,000	4.6	$0.87	105,000	$0.87
$0.12-1.20	225,000	3.30	$0.51	225,000	$0.51